SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Foreign Currency Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign Currency Transactions [Line Items]
Foreign currency transaction losses	$ 0.4	$ 9.7	$ 3.9
Egypt, Pounds [Member]
Foreign Currency Transactions [Line Items]
Egyptian pounds held	2.8	5.1
Other Assets [Member] | Egypt, Pounds [Member]
Foreign Currency Transactions [Line Items]
Other assets	2.2	$ 4.2
Other Assets [Member] | Angola, Kwanza
Foreign Currency Transactions [Line Items]
Other assets	$ 4.3